Cash Dividends (Detail) (CAD) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Dividends [Line Items]
Dividend declared for common share holders		68,291	50,196
Cash dividend declared per common share	0.08500	0.3325	0.2950
Series A Preferred Stock
Dividends [Line Items]
Dividend paid		5,400	769
Dividend declared per preferred share		1.125	0.1603